Share Based Compensation	12 Months Ended
Dec. 31, 2025
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
7.	SHARE BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation—Stock Compensation. Stock-based compensation expense is measured at the grant-date fair value of the award and recognized in the statement of operations over the requisite service period. For awards that vest immediately upon grant, the Company recognizes the full expense on the grant date.

The fair value of common stock issued for services was determined based on contemporaneous third-party valuations of the Company’s common stock or other observable market inputs at the date of issuance.

The Company has issued stock to certain third-party contractors and directors of the Company in exchange for services provided. All stock issued to third parties vested immediately upon issuance. The Company issued a total of 5,644,597 and 1,981,224 shares of common stock, recognizing share-based compensation expense for these awards totaling $31,891,974 and $4,515,182 for the year ended December 31, 2025.

Because all awards vested immediately upon issuance, the Company had no unrecognized compensation cost related to unvested stock-based awards as of December 31, 2025 and 2024.